Acquisitions - Schedule of Supplemental Proforma Acquired Franchisee Store (Details) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenues	$ 834,686	$ 1,383,416	$ 2,269,740	$ 2,567,790	$ 4,959,005	$ 6,022,669
Restaurant operating expenses	838,308	852,764	2,367,659	1,634,997	3,947,699	4,613,290
Total cost and expenses	2,228,622	1,944,518	9,020,229	3,942,088	8,613,010	9,608,515
Loss from Operations	$ (1,393,936)	$ (561,102)	$ (6,750,489)	$ (1,374,298)	(3,654,005)	(3,585,846)
Midtown Acquisition [Member] | Pro Forma [Member]
Revenues					5,822,310	7,190,901
Restaurant operating expenses					4,740,650	5,686,319
Total cost and expenses					9,405,961	10,681,544
Loss from Operations					(3,583,651)	(3,490,643)
Bronx Acquisition [Member] | Pro Forma [Member]
Revenues					6,045,035	7,434,802
Restaurant operating expenses					4,912,302	5,867,535
Total cost and expenses					9,577,613	10,862,760
Loss from Operations					$ (3,532,578)	$ (3,427,958)